Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of assets and liabilities [abstract]
Summary of valuation adjustment

Valuation adjustment reserves on financial assets and liabilities
in EUR million	2022	2021
Deferred Day One Profit or Loss [1]	-108	-7
Own credit adjustments [2]	75	-95
Bid/Offer	-216	-143
Model Risk	-13	-11
CVA	-192	-159
DVA[2]	99	30
CollVA	-8	-8
FVA	-78	-95
Total Valuation Adjustments	-441	-489
1.In 2022, the presentation of Day One Profit or Loss reserve has been included in the table above
2. The change in the DVA as of 2022 entails the split into DVA on derivatives and Own credit adjustments on own issued liabilities.
Comparatives figures for 2021 have been updated accordingly.
Deferred day one profit or loss reserve
Deferred Day One Profit or Loss Reserve
The table below summarizes the movement in the aggregate profit not recognised when financial instruments were initially recognised (Day One Profit or Loss), because of the use of valuation techniques for which not all the inputs were market observable data.
As at 31 December 2022 ING further refined the thresholds to identify trades with significant unobservable CVA which triggered more Day One Profit or Loss deferral. Reference is made to the table below.

Deferred day one profit or loss reserve
in EUR million	2022	2021
Opening balance at 1 January	-7	-5
DOP deferred on new transactions during the period	107	-8
DOP recognised in the statement of profit or loss during the period	6	6
Closing balance at 31 December	-108	-7

Methods applied in determining fair values of financial assets and liabilities
Financial instruments at fair value
The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	11,783	17,591	2	2	156	134	11,941	17,727
- Debt securities	1,636	2,317	5,361	7,016	3,450	2,643	10,447	11,976
- Derivatives	22	6	34,229	21,154	483	140	34,734	21,299
- Loans and receivables	0	0	54,097	48,706	2,547	2,248	56,644	50,954
	13,441	19,914	93,690	76,877	6,635	5,165	113,766	101,956
Financial assets at fair value through other comprehensive income
- Equity securities	1,639	2,232	0	0	247	225	1,887	2,457
- Debt securities	25,644	21,753	3,451	5,587	0	0	29,095	27,340
- Loans and receivables	0	0	0	0	643	838	643	838
	27,284	23,984	3,451	5,587	891	1,063	31,625	30,635
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	822	827	5,743	5,333	53	135	6,619	6,295
– Deposits	0	0	50,257	43,026	0	0	50,257	43,026
– Trading securities	1,952	955	273	120	1	0	2,226	1,075
– Derivatives	40	63	33,200	20,388	678	195	33,917	20,646
	2,814	1,844	89,473	68,867	732	330	93,019	71,041

Valuation techniques and range of unobservable inputs

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
In EUR million	2022	2021	2022	2021			2022	2021	2022	2021
At fair value through profit or loss
Debt securities	3,447	2,643	1	1	Price based	Price (%)	0%	0%	125%	121%
						Price (price per share)	208		208
					Present value techniques	Credit spread (bps)	60		100
						Price (%)	97%		100%
Equity securities	156	134			Price based	Price (price per share)	0	0	5,457	5,475
Loans and advances	1,485	1,598			Price based	Price (%)	0%	0%	100%	100%
					Present value techniques	Credit spread (bps)	2	0	12	250
(Reverse) repo's	1,062	650			Present value techniques	Interest rate (%)	3%	0%	5%	1%
Structured notes	3	0	53	135	Price based	Price (%)	84%	84%	107%	125%
					Option pricing model	Equity volatility (%)	13%	13%	42%	30%
						Equity/Equity correlation	0.5	n.a.	1.0	n.a.
						Equity/FX correlation	-0.4	0.0	0.6	0.0
						Dividend yield (%)	0%	3%	8%	4%
					Present value techniques	Credit spreads (bps)	96		96
Derivatives
– Rates	431	5	476	35	Option pricing model	Interest rate volatility (bps)	49	43	148	82
					Present value techniques	Reset spread (%)	0%	2%	1%	2%
						Interest rate (%)	2%		2%
						Prepayment rate (%)	5%		13%
– FX	5	27	4	30	Present value techniques	FX volatility (%)		1%		16%
					Option pricing model	Implied volatility (%)	6%	1%	20%	22%
– Credit	13	75	175	94	Present value techniques	Credit spread (bps)	5	1	623	359
					Price based	Price (%)	0%	0%	100%	100%
– Equity	33	30	22	27	Option pricing model	Equity volatility (%)	0%	11%	77%	119%
						Equity/Equity correlation	0.5	0.5	0.9	0.8
						Equity/FX correlation	-0.5	-0.7	0.1	0.1
						Dividend yield (%)	1%	0%	14%	18%
					Price based	Price (%)	n.a	0%	n.a	0%
– Other	1	3		9	Option pricing model	Commodity volatility (%)	0%	20%	63%	89%
At fair value through other comprehensive income
– Loans and advances	643	838			Present value techniques	Prepayment rate (%)	6%	9%	6%	9%
					Price based	Price (%)	67%	99%	99%	100%
– Equity	247	225			Present value techniques	Credit spread (bps)	6.7	1.9	6.7	1.9
						Interest rate (%)	4%	3%	4%	3%
					Price based	Price (%)	n.a	1%	n.a	1%
					Price based	Other (EUR)	70	63	90	80
Total	7,526	6,228	732	330

Changes in level 3 financial assets

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

In EUR million	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Opening balance	822	882	1	1	1,862	1,191	2,480	796	1,063	1,231	6,228	4,101
Realised gain/loss recognised in the statement of profit or loss during the period [1]	53	22	52		-57	32	122	-80	8	-12	178	-37
Revaluation recognised in other comprehensive income during the period [2]									-84	22	-84	22
Purchase of assets	694	453	15	3	1,586	1,496	772	1,919	221	165	3,288	4,036
Sale of assets	-49	-48	-4	-3	-669	-612	-191	-141	-275	-234	-1,187	-1,037
Maturity/settlement	-511	-14	-2		-617	-163		-13	-59	-109	-1,188	-299
Reclassifications					-18	-5			10	-6	-8	-11
Transfers into Level 3	288	43	474		605	-1	322		-43	-1	1,646	42
Transfers out of Level 3	-442	-517	-115	-1	-856	-98					-1,414	-615
Exchange rate differences	18				14	20	-12		49	9	68	29
Changes in the composition of the group and other changes										-2		-2
Closing balance	873	822	421	1	1,849	1,862	3,492	2,480	891	1,063	7,526	6,228
1Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR -171 million (2021: EUR 50 million) of unrealised gains and losses recognised in the statement of profit or loss.
2Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in level 3 financial liabilities

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Opening balance	160	180	35	39	135	180	330	398
Realised gain/loss recognised in the statement of profit or loss during the period[1]	131	101	59	0	-10	13	179	113
Additions	124	58	16	3	13	52	153	113
Redemptions	-38	-10	0	-3	-13	-140	-51	-153
Maturity/settlement	-282	-44	-7	0	-71	-1	-360	-45
Transfers into Level 3	254	48	368	0	88	233	710	282
Transfers out of Level 3	-117	-173	-21	-3	-88	-203	-226	-378
Exchange rate differences	-3		0		0		-3
Closing balance	229	160	449	35	54	135	732	330
1Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 179 million (2021: EUR 113 million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments
The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	2022	2021	2022	2021
Equity (equity derivatives, structured notes)	12	3	-6	-27
Interest rates (Rates derivatives, FX derivatives)	22	15	-14	-1
Credit (Debt securities, Loans, structured notes, credit derivatives)	32	27	-28	-2
Loans and advances			-32
	65	45	-80	-30

Fair value of assets and liabilities at amortised cost	i) Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position. The aggregation of the fair values presented below does not represent, and should not be construed as representing, the underlying value of ING Group.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount approximates fair value		Level 1		Level 2		Level 3		Total fair value
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Financial Assets
Loans and advances to banks [1]	35,104	23,592	2,859	1,675		1	29,459	17,033	2,786	4,926	35,104	23,635
Loans and advances to customers	644,893	625,122	19,095	16,939			15,264	18,465	575,805	600,253	610,164	635,657
Securities at amortised cost	48,160	48,319			39,787	40,314	3,160	7,327	1,406	681	44,353	48,323
	728,157	697,032	21,954	18,614	39,788	40,316	47,883	42,825	579,996	605,860	689,621	707,614

Financial liabilities
Deposits from banks	56,632	85,092	3,696	4,298			48,524	75,847	3,954	5,890	56,174	86,035
Customer deposits	640,799	617,400	589,851	585,929			35,123	20,089	15,331	11,624	640,306	617,641
Debt securities in issue	95,918	91,784			43,352	37,345	35,642	40,704	17,796	15,036	96,790	93,085
Subordinated loans	15,786	16,715			7,843	12,826	7,705	4,377			15,548	17,203
	809,135	810,990	593,547	590,227	51,194	50,171	126,995	141,017	37,082	32,549	808,818	813,964
1 The prior period has been updated to improve consistency and comparability of level 3 and 2.